Segment Information (Tables)	9 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table presents selected financial information with respect to the Company's single operating segment for the three and nine months ended December 31, 2025 and 2024:

	Three Months Ended December 31,		Nine Months Ended December 31,
(in millions)	2025	2024	2025	2024
License and Other Revenue	$505	$403	$1,488	$1,205
Royalty Revenue	737	580	1,942	1,561
	1,242	983	3,430	2,766
Less Operating Costs and Expenses:
Staff costs: Salaries, bonuses and benefits	(424)	(331)	(1,222)	(962)
Staff costs: Share-based compensation cost (equity settled)	(285)	(227)	(791)	(627)
Staff costs: Employer taxes related to share-based compensation	(30)	(38)	(128)	(171)
Non-staff costs:
Project materials costs, third-party fees paid to consultants, information technology, research and development expenses (excluding employee-related expense), accounting and legal professional services fees, advertising expenses, and other corporate-related expenses	(250)	(164)	(645)	(457)
Amortization	(25)	(21)	(73)	(65)
Depreciation	(38)	(26)	(106)	(68)
Other non-staff costs	(5)	(1)	(3)	5
Operating income (loss)	185	175	462	421
Operating margin	15%	18%	13%	15%
Income (loss) from equity investments, net	6	39	(6)	53
Interest income, net	29	28	83	89
Other non-operating income (loss), net	8	26	137	13
Income (loss) from continuing operations before income taxes	228	268	676	576
Income tax benefit (expense)	(5)	(16)	(85)	6
Net income (loss)	$223	$252	$591	$582